Financial debt	6 Months Ended
Jun. 30, 2024
Financial debt
Financial debt

5) Financial debt

The Company has issued one senior bond across three tranches in the U.S. markets during the first half of 2024:

-Tranche 1 at 5.150% issued by TotalEnergies Capital and maturing in April 2034 ($1,250 million);

-Tranche 2 at 5.488% issued by TotalEnergies Capital and maturing in April 2054 ($1,750 million);

-Tranche 3 at 5.638% issued by TotalEnergies Capital and maturing in April 2064 ($1,250 million).

The Company has redeemed three senior bonds during the first half of 2024:

-	5.125% bond issued by TotalEnergies Capital in 2009 and maturing in March 2024 (€950 million);
-	3.700% bond issued by TotalEnergies Capital International in 2013 and maturing in January 2024 ($1,000 million);
-	3.750% bond issued by TotalEnergies Capital International in 2014 and maturing in April 2024 ($1,250 million).